Share Capital (Details 1)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 0.63
Outstanding, Number of options	836,514
Exercisable, Number of options	745,885
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price | $ / shares	[1]
Outstanding, Number of options	230,425
Outstanding, Weighted average remaining contractual life (years)	3 years 4 months 24 days
Exercisable, Number of options	230,425
Exercisable, Weighted average remaining contractual life (years)	3 years 4 months 24 days
Range 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 0.45
Outstanding, Number of options	63,097
Outstanding, Weighted average remaining contractual life (years)	8 months 12 days
Exercisable, Number of options	63,097
Exercisable, Weighted average remaining contractual life (years)	8 months 12 days
Range 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price | $ / shares	$ 0.92
Outstanding, Number of options	542,992
Outstanding, Weighted average remaining contractual life (years)	4 years 1 month 6 days
Exercisable, Number of options	452,363
Exercisable, Weighted average remaining contractual life (years)	3 years 8 months 12 days

[1]	Represent amount lower than $0.01